May 2, 2025

VIA EDGAR

Filing Room
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re: VanEck ETF Trust
Securities Act File No. 333-123257
Investment Company Act File No. 811-10325

Ladies and Gentlemen:

On behalf of VanEck ETF Trust (the “Registrant”) and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that (i) the prospectuses and statement of additional information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from those contained in Post-Effective Amendment No. 2,895 to the Registrant’s Registration Statement on Form N-1A, filed on April 29, 2025 (the “Amendment”), and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on April 29, 2025.

No fees are required in connection with this filing. If you have any questions or comments regarding this filing, please call Laura Martinez at (212) 293-2018.

Very truly yours,

/s/ Laura Martinez
Laura Martinez